Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	May 31, 2026	May 31, 2026	May 31, 2026
C000001477 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I Shares at NAV
Average Annual Return, Percent	7.27%	0.63%	2.06%
C000001474 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares at maximum sales charge (Offering Price)
Average Annual Return, Percent	2.61%	(0.42%)	1.43%
C000001478 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares at maximum sales charge (Offering Price)
Average Annual Return, Percent	2.06%	(0.42%)	1.52%
C000001481 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I Shares at NAV
Average Annual Return, Percent	6.78%	0.63%	2.14%
C000001489 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I Shares at NAV
Average Annual Return, Percent	7.75%	0.81%	2.14%
C000001486 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares at maximum sales charge (Offering Price)
Average Annual Return, Percent	3.00%	(0.24%)	1.51%
C000001490 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares at maximum sales charge (Offering Price)
Average Annual Return, Percent	2.83%	(0.14%)	1.43%
C000001493 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I Shares at NAV
Average Annual Return, Percent	7.60%	0.91%	2.07%
C000001497 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I Shares at NAV
Average Annual Return, Percent	8.33%	0.81%	2.17%
C000001494 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares at maximum sales charge (Offering Price)
Average Annual Return, Percent	3.59%	(0.24%)	1.53%
C000001498 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares at maximum sales charge (Offering Price)
Average Annual Return, Percent	2.71%	(0.45%)	1.39%
C000001501 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I Shares at NAV
Average Annual Return, Percent	7.49%	0.62%	2.02%
Without Sales Load [Member] | C000137693 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C Shares at NAV (excluding maximum sales charge)
Average Annual Return, Percent	6.31%	(0.36%)	1.23%
Without Sales Load [Member] | C000001474 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares at NAV (excluding maximum sales charge)
Average Annual Return, Percent	7.13%	0.44%	1.87%
Without Sales Load [Member] | C000001478 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares at NAV (excluding maximum sales charge)
Average Annual Return, Percent	6.58%	0.44%	1.95%
Without Sales Load [Member] | C000137694 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C Shares at NAV (excluding maximum sales charge)
Average Annual Return, Percent	5.76%	(0.37%)	1.29%
Without Sales Load [Member] | C000137695 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C Shares at NAV (excluding maximum sales charge)
Average Annual Return, Percent	6.72%	(0.17%)	1.30%
Without Sales Load [Member] | C000001486 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares at NAV (excluding maximum sales charge)
Average Annual Return, Percent	7.55%	0.63%	1.95%
Without Sales Load [Member] | C000001490 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares at NAV (excluding maximum sales charge)
Average Annual Return, Percent	7.36%	0.72%	1.87%
Without Sales Load [Member] | C000137696 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C Shares at NAV (excluding maximum sales charge)
Average Annual Return, Percent	6.55%	(0.06%)	1.23%
Without Sales Load [Member] | C000137697 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C Shares at NAV (excluding maximum sales charge)
Average Annual Return, Percent	7.26%	(0.18%)	1.32%
Without Sales Load [Member] | C000001494 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares at NAV (excluding maximum sales charge)
Average Annual Return, Percent	8.12%	0.62%	1.97%
Without Sales Load [Member] | C000001498 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares at NAV (excluding maximum sales charge)
Average Annual Return, Percent	7.18%	0.41%	1.82%
Without Sales Load [Member] | C000137698 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C Shares at NAV (excluding maximum sales charge)
Average Annual Return, Percent	6.33%	(0.39%)	1.17%
S And P Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Municipal Bond Index
Average Annual Return, Percent	6.57%	1.14%	2.30%
Lipper Other States Municipal Debt Funds Classification Average [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper Other States Municipal Debt Funds Classification Average
Average Annual Return, Percent	7.08%	0.43%	1.54%
S And P Municipal Bond Arizona Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Municipal Bond Arizona Index
Average Annual Return, Percent	6.51%	1.26%	2.25%
S And P Municipal Bond Colorado Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Municipal Bond Colorado Index
Average Annual Return, Percent	7.30%	1.47%	2.69%
Lipper Maryland Municipal Debt Funds Classification Average [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper Maryland Municipal Debt Funds Classification Average
Average Annual Return, Percent	7.16%	0.69%	1.74%
S And P Municipal Bond Maryland Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Municipal Bond Maryland Index
Average Annual Return, Percent	6.10%	1.06%	2.02%
S And P Municipal Bond New Mexico Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Municipal Bond New Mexico Index
Average Annual Return, Percent	5.64%	1.33%	2.05%
Lipper Pennsylvania Municipal Debt Funds Classification Average [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper Pennsylvania Municipal Debt Funds Classification Average
Average Annual Return, Percent	7.19%	0.56%	1.93%
S And P Municipal Bond Pennsylvania Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Municipal Bond Pennsylvania Index
Average Annual Return, Percent	6.74%	1.15%	2.42%
S And P Municipal Bond Virginia Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Municipal Bond Virginia Index
Average Annual Return, Percent	6.53%	1.10%	2.15%
Lipper Virginia Municipal Debt Funds Classification Average [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper Virginia Municipal Debt Funds Classification Average
Average Annual Return, Percent	7.18%	0.39%	1.52%